Other Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Warranty liability

Changes in the Company’s warranty liability were as follows, in millions:

	2012	2011
Balance at January 1	$102	$107
Accruals for warranties issued during the year	42	28
Accruals related to pre-existing warranties	16	8
Settlements made (in cash or kind) during the year	(38)	(38)
Other, net (including currency translation)	(4)	(3)

Balance at December 31	$118	$102